ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
Number of vessels sold | vessel			1
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 166,400	$ 106,600	$ 10,000
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	47,200
Fair value of assets held for sale	47,215	0	13,216
Vessels and capitalized dry-docking
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
Disposals, property, plant and equipment	$ 111,400	$ 93,800	$ 10,300
Non-current assets held for sale
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
Number of vessels sold | vessel	8	7	1
Gains on disposals of property, plant and equipment	$ 50,400	$ 10,200
Number of vessels that were held for sale at the end of the previous reporting period that were delivered to new owners during the year | vessel	3	1
Impairment loss recognised in profit or loss, property, plant and equipment		$ 2,600	$ 4,600